Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 37,564	$ 27,561
Mortgage-backed and related securities (amortized cost $5,148 and $993)	5,068	1,005
Other marketable securities (amortized cost $73,653 and $78,846)	72,404	77,472
Total, fair value	77,472	78,477
Loans held for sale	1,837	2,009
Loans receivable, net	585,931	551,171
Accrued interest receivable	2,344	2,626
Real estate, net	627	611
Federal Home Loan Bank stock, at cost	817	770
Mortgage servicing rights, net	1,724	1,604
Premises and equipment, net	8,226	8,223
Goodwill	802	802
Core deposit intangible, net	355	454
Prepaid expenses and other assets	1,314	1,768
Deferred tax asset, net	3,672	5,947
Total assets	722,685	682,023
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	635,601	592,811
Other Borrowings	0	7,000
Accrued interest payable	146	236
Customer escrows	1,147	1,011
Accrued expenses and other liabilities	4,973	5,046
Total liabilities	641,867	606,104
Commitments and contingencies
Stockholders’ equity:
Serial-preferred stock ($.01 par value): authorized 500,000 shares; issued shares 0	0	0
Common stock ($.01 par value): authorized 16,000,000; issued shares 9,128,662	91	91
Additional paid-in capital	50,623	50,566
Retained earnings, subject to certain restrictions	91,448	86,886
Accumulated other comprehensive loss	(957)	(820)
Unearned employee stock ownership plan shares	(2,030)	(2,223)
Treasury stock, at cost 4,631,124 and 4,639,739 shares	(58,357)	(58,581)
Total stockholders’ equity	80,818	75,919
Total liabilities and stockholders’ equity	$ 722,685	$ 682,023